UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Trillium Mutual Funds
Portfolio 21 Global Equity Fund
SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 97.0%
Automobiles & Components: 0.8%
480,000	BYD Co. Ltd. (China)	$3,822,203

Banks: 9.8%
475,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	3,761,800
12,500,000	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,280,495
150,000	DNB ASA (Norway)	2,954,585
7,000,000	Equity Group Holdings Ltd. (Kenya)	3,731,212
175,000	Hang Seng Bank Ltd. (Hong Kong)	4,066,054
34,000	HDFC Bank Ltd. - ADR (India)	3,358,180
457,420	New Resource Bancorp (United States) (a) (b) (c)	3,663,934
37,000	PNC Financial Services Group, Inc. (United States)	5,595,880
60,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,452,749
22,600	SVB Financial Group (United States) (a) (e)	5,424,226
95,000	The Toronto Dominion Bank (Canada)	5,390,965
5,485,714	Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	2,120,937
140,000	Westpac Banking Corp. (Australia)	3,100,918
		48,901,935
Capital Goods: 9.3%
98,000	Atlas Copco AB - Class A (Sweden)	4,256,316
43,600	Ferguson PLC (Switzerland)	3,279,142
9,000	Geberit AG (Switzerland)	3,980,001
55,500	Hexcel Corp. (United States)	3,584,745
40,000	Ingersoll-Rand PLC (Ireland)	3,420,400
90,000	Kingspan Group PLC (Ireland)	3,811,226
75,000	Koninklijke Philips NV (Netherlands)	2,871,904
220,000	Kubota Corp. (Japan)	3,878,074
23,500	Nidec Corp. (Japan)	3,616,856
111,000	Quanta Services, Inc. (United States) (a)	3,812,850
26,500	Rockwell Automation, Inc. (United States)	4,616,300
28,500	Siemens AG (Germany)	3,636,527
400,000	Zhuzhou CRRC Times Electric Co. Ltd. (China)	1,948,049
		46,712,390
Commercial & Professional Services: 2.4%
2,000,000	China Everbright International Ltd. (Hong Kong)	2,823,957
85,000	Herman Miller, Inc. (United States)	2,715,750
17,000	ManpowerGroup, Inc. (United States)	1,956,700
51,000	Waste Management, Inc. (United States)	4,290,120
		11,786,527
Consumer Durables & Apparel: 4.4%
41,000	Coway Co. Ltd. (South Korea)	3,377,240
8,500	Kering (France)	4,076,751
55,000	Luxottica Group SpA (Italy)	3,416,857
70,000	Nike, Inc. - Class B (United States)	4,650,800
200,000	Panasonic Corp. (Japan)	2,872,098
35,000	Pandora A/S (Denmark)	3,786,864
		22,180,610

Consumer Services: 1.6%
23,000	Bright Horizons Family Solutions, Inc. (United States) (a)	2,293,560
177,884	Compass Group PLC (United Kingdom)	3,632,197
17,000	Marriott International, Inc./MD - Class A (United States)	2,311,660
		8,237,417
Diversified Financials: 4.1%
90,000	Bank of New York Mellon Corp. (United States)	4,637,700
110,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT (United States)	2,145,000
76,300	Intercontinental Exchange, Inc. (United States)	5,533,276
37,000	MSCI, Inc. (United States)	5,530,390
135,000	ORIX Corp. (Japan)	2,419,331
		20,265,697
Food & Staples Retailing: 2.5%
55,000	CVS Health Corp. (United States)	3,421,550
200,000	Jeronimo Martins, SGPS, SA (Portugal)	3,637,723
230,000	Koninklijke Ahold Delhaize NV (Netherlands)	5,450,068
		12,509,341
Food, Beverage & Tobacco: 2.5%
41,000	Danone SA (France)	3,324,377
175,000	Darling Ingredients, Inc. (United States) (a)	3,027,500
37,000	McCormick & Co., Inc. (United States)	3,936,430
200,000	Orkla ASA (Norway)	2,155,399
		12,443,706
Health Care Equipment & Services: 4.9%
20,000	Cochlear Ltd. (Australia)	2,808,947
36,000	Coloplast A/S - Class B (Denmark)	3,053,409
25,000	Edwards Lifesciences Corp. (United States) (a)	3,488,000
320,000	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,065,430
60,000	Henry Schein, Inc. (United States) (a)	4,032,600
40,000	Medtronic PLC (Ireland)	3,208,800
52,000	Sysmex Corp. (Japan)	4,724,821
		24,382,007
Household & Personal Products: 3.5%
30,000	Blackmores Ltd. (Australia)	2,918,417
117,000	Essity AB - Class B (Sweden)	3,242,442
40,000	Kao Corp. (Japan)	3,002,940
18,000	L'Oreal SA (France)	4,065,459
76,000	Unilever NV (Netherlands)	4,289,858
		17,519,116
Insurance: 3.2%
420,000	AIA Group Ltd. (Hong Kong)	3,590,445
18,000	Allianz SE (Germany)	4,069,034
510,000	Aviva PLC (United Kingdom)	3,559,327
35,000	The Travelers Companies, Inc. (United States)	4,860,100
		16,078,906

Materials: 5.8%
108,000	Ball Corp. (United States)	4,288,680
65,000	Croda International PLC (United Kingdom)	4,175,679
43,000	Ecolab, Inc. (United States)	5,894,010
72,100	Johnson Matthey PLC (United Kingdom)	3,075,866
550,000	Klabin SA (Brazil)	3,416,832
70,000	Novozymes A/S - Class B (Denmark)	3,644,220
30,000	Praxair, Inc. (United States)	4,329,000
		28,824,287
Media: 0.6%
150,000	RELX PLC (United Kingdom)	3,081,269

Pharmaceuticals, Biotechnology & Life Sciences: 6.1%
12,000	Biogen, Inc. (United States) (a)	3,285,840
43,000	CSL Ltd. (Australia)	5,180,575
60,000	Gilead Sciences, Inc. (United States)	4,523,400
78,500	Merck & Co., Inc. (United States)	4,275,895
80,000	Novo-Nordisk A/S - Class B (Denmark)	3,934,869
19,800	Roche Holdings AG (Switzerland)	4,542,063
25,300	Waters Corp. (United States) (a)	5,025,845
		30,768,487
Real Estate: 3.6%
300,000	British Land Co. PLC - REIT (United Kingdom)	2,704,297
120,000	Daiwa House Industry Co. Ltd. (Japan)	4,622,800
29,000	Jones Lang Lasalle, Inc. (United States)	5,064,560
200,000	LendLease Group - REIT (Australia)	2,681,402
13,000	Unibail-Rodamco SE - REIT (France) (e)	2,969,510
		18,042,569
Retailing: 3.6%
100,000	Industria de Diseno Textil SA (Spain)	3,143,868
91,000	The TJX Companies, Inc. (United States)	7,421,960
66,400	Tractor Supply Co. (United States)	4,184,528
650,000	Woolworths Holdings Ltd. (South Africa)	3,295,076
		18,045,432
Semiconductors & Semiconductor Equipment: 3.8%
37,000	NXP Semiconductors NV (Netherlands) (a)	4,329,000
3,130	Samsung Electronics Co. Ltd. (South Korea)	7,313,171
170,000	Taiwan Semiconductor Manufacturing Company Ltd. SA - ADR (Taiwan)	7,439,200
		19,081,371
Software & Services: 11.6%
28,000	Accenture PLC - Class A (Ireland)	4,298,000
30,000	Adobe Systems, Inc. (United States) (a)	6,482,400
10,000	Alphabet, Inc. - Class A (United States) (a)	10,371,400
55,000	Amadeus IT Group SA (Spain)	4,070,176
35,000	ANSYS, Inc. (United States) (a)	5,484,150
56,000	Applied Materials, Inc. (United States)	3,114,160
32,000	Intuit, Inc. (United States)	5,547,200
35,000	Microsoft Corp. (United States)	3,194,450
73,000	PayPal Holdings, Inc. (United States) (a)	5,538,510
40,000	SAP SE (Germany)	4,199,279
50,800	Visa, Inc. - Class A (United States)	6,076,696
		58,376,421

Technology Hardware & Equipment: 4.2%
55,000	Apple, Inc. (United States)	9,227,900
150,000	Cisco Systems, Inc. (United States)	6,433,500
22,000	IPG Photonics Corp. (United States) (a)	5,134,360
		20,795,760
Telecommunication Services: 3.2%
90,000	BCE, Inc. (Canada)	3,872,860
460,000	China Mobile Ltd. (Hong Kong)	4,216,082
155,000	KDDI Corp. (Japan)	3,991,937
80,000	Verizon Communications, Inc. (United States)	3,825,600
		15,906,479
Transportation: 3.3%
28,000	Canadian Pacific Railway Ltd. (Canada)	4,937,789
47,000	East Japan Railway Co. (Japan)	4,394,212
40,000	Ryder Systems, Inc. (United States)	2,911,600
40,000	United Parcel Service, Inc. - Class B (United States)	4,186,400
		16,430,001
Utilities: 2.2%
50,000	American Water Works Co., Inc. (United States)	4,106,500
3,000,000	Beijing Enterprises Water Group Ltd. (Hong Kong)	1,687,927
5,000,000	Huaneng Renewables Corp Ltd. (Hong Kong)	1,882,664
160,000	Red Electrica Corporacion SA (Spain)	3,302,791
		10,979,882
TOTAL COMMON STOCKS
(Cost $336,342,418)		485,171,813

PREFERRED STOCKS: 0.9%
Banks: 0.9%
275,000	Itau Unibanco Holding SA - ADR (Brazil)	4,290,000
TOTAL PREFERRED STOCKS
(Cost $1,929,175)		4,290,000

SHORT-TERM INVESTMENTS: 1.8%
Money Market Funds: 1.8%
8,915,642	Invesco - Government & Agency Portfolio - Institutional Class 1.540% (United States) (d)	8,915,642

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,915,642)		8,915,642

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 0.6%
Money Market Funds: 0.6%
3,198,931	First American Government Obligations Fund, Class Z 1.493% (United States) (d)	3,198,931
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost 3,198,931)		3,198,931
TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $350,386,166)		501,576,386
Liabilities in Excess of Other Assets: (0.3)%		(1,261,883)
TOTAL NET ASSETS: 100.0%		$500,314,503

(a)	Non-income producing security.
(b)	All or a portion of this security is considered illiquid. As of March 31, 2018, the value of illiquid securities was $3,663,934 or 0.7% of net assets.
(c)	Affiliated company as defined by the Investment Company Act of 1940.

Portfolio 21 Global Equity Fund
	Issuer	Share/Par Balance March 31, 2018	Value June 30, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Accrued Discounts/ Premiums	Value March 31, 2018	Dividend and Interest Income
	New Resource Bank*	-	$ 2,684,520	$ -	$ 1,968,648	$ -	$ (715,872)	$ -	$ -	$ -
	New Resource Bancorp*	457,420	-	2,053,948	-	-	1,609,986	-	3,663,934	-
						$ -	$ 894,114	$ -	$ 3,663,934	$ -

*	Exchange offer, effective December 14, 2017

(d)	Seven-day yield as of March 31, 2018.
(e)
The security or a portion of this security was out on loan at March 31, 2018. As of March 31, 2018, the total value of loaned securities was $3,072,060 or 0.6% of net assets. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by MSCI, Inc., an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

Country	Value	Percent of Total Net Assets
Australia	$ 16,690,259	3.3%
Brazil	7,706,832	1.5%
Canada	14,201,614	2.8%
China	5,770,252	1.2%
Denmark	14,419,362	2.9%
France	14,436,097	2.9%
Germany	11,904,840	2.4%
Hong Kong	18,267,129	3.7%
India	3,358,180	0.7%
Indonesia	3,280,495	0.7%
Ireland	14,738,426	2.9%
Italy	3,416,857	0.7%
Japan	35,975,818	7.2%
Kenya	3,731,212	0.7%
Netherlands	16,940,830	3.4%
New Zealand	3,065,430	0.6%
Norway	5,109,984	1.0%
Portugal	3,637,723	0.7%
South Africa	3,295,076	0.7%
South Korea	10,690,411	2.1%
Spain	14,278,635	2.9%
Sweden	7,498,758	1.5%
Switzerland	11,801,206	2.4%
Taiwan	7,439,200	1.5%
Turkey	2,120,937	0.4%
United Kingdom	20,228,635	4.0%
United States	227,572,188	45.5%
Liabilities in Excess of Other Assets	(1,261,883)	(0.3)%
	$ 500,314,503	100.0%

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Portfolio 21 Global Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$–	$3,822,203	$–	$3,822,203
Banks	19,769,251	29,132,684	–	48,901,935
Capital Goods	15,434,295	31,278,095	–	46,712,390
Commercial & Professional Services	8,962,570	2,823,957	–	11,786,527
Consumer Durables & Apparel	8,028,040	14,152,570	–	22,180,610
Consumer Services	4,605,220	3,632,197	–	8,237,417
Diversified Financials	17,846,366	2,419,331	–	20,265,697
Food & Staples Retailing	3,421,550	9,087,791	–	12,509,341
Food, Beverage & Tobacco	6,963,930	5,479,776	–	12,443,706
Health Care Equipment & Services	10,729,400	13,652,607	–	24,382,007
Household & Personal Products	–	17,519,116	–	17,519,116
Insurance	4,860,100	11,218,806	–	16,078,906
Machinery Manufacturing	3,114,160	–	–	3,114,160
Materials	17,928,522	10,895,765	–	28,824,287
Media	–	3,081,269	–	3,081,269
Pharmaceuticals, Biotechnology & Life Sciences	17,110,980	13,657,507	–	30,768,487
Real Estate	5,064,560	12,978,009	–	18,042,569
Retailing	11,606,488	6,438,944	–	18,045,432
Semiconductors & Semiconductor Equipment	11,768,200	7,313,171	–	19,081,371
Software & Services	46,992,806	8,269,455	–	55,262,261
Technology Hardware & Equipment	20,795,760	–	–	20,795,760
Telecommunication Services	7,698,460	8,208,019	–	15,906,479
Transportation	12,035,789	4,394,212	–	16,430,001
Utilities	4,106,500	6,873,382	–	10,979,882
Total Common Stocks	258,842,947	226,328,866	–	485,171,813
Preferred Stocks
Banks	4,290,000	–	–	4,290,000
Total Preferred Stocks	4,290,000	–	–	4,290,000
Short-Term Investments	8,915,642	–	–	8,915,642
Investment Purchased with Cash
Proceeds from Securities Lending	3,198,931	–	–	3,198,931
Total Investments in Securities	$275,247,520	$226,328,866	$–	$501,576,386

The Fund did not invest in any Level 3 securities during the period ended March 31, 2018. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

During the period ended March 31, 2018 transfers were made out of Level 2 into Level 1, and out of Level 1 and into Level 2.  One security transferred to Level 1 as it was valued using a closing price provided by a third party pricing service.  Two securities transferred to Level 2 due to being fair valued by Interactive Data's Fair Value Information Services at the end of the period.  Please refer to the Notes to Financial Statements in the Fund's most recent annual or semi-annual report for additional information on valuation.

Transfers into Level 2	$ 7,542,438
Transfers out of Level 2	(3,377,240)
Net transfers in and/or out of Level 2	$ 4,165,198

Transfers into Level 1	$ 3,377,240
Transfers out of Level 1	(7,542,438)
Net transfers in and/or out of Level 1	$ (4,165,198)

The following is a summary of the arrangements subject to offsetting as of March 31, 2018 (Unaudited):
Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Securities Lending	$ 3,198,931	$ -	$ 3,198,931	$ 3,198,931	$ -	$ -

Trillium Mutual Funds
Trillium Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 94.7%
Automobiles & Components: 1.7%
5,229	BorgWarner, Inc.	$262,653

Banks: 8.6%
2,101	Eagle Bancorp, Inc. (a)	125,745
5,316	East West Bancorp, Inc.	332,462
1,625	First Republic Bank	150,491
1,098	SVB Financial Group (a)	263,531
12,474	Umpqua Holdings Corp.	267,068
4,080	Webster Financial Corp.	226,032
		1,365,329
Capital Goods: 11.4%
1,288	Acuity Brands, Inc.	179,277
3,398	AO Smith Corp.	216,079
5,372	Hexcel Corp.	346,977
1,923	Lincoln Electric Holdings, Inc.	172,974
2,412	Middleby Corp. (a)	298,581
3,557	Quanta Services, Inc. (a)	122,183
3,726	Wabtec Corp.	303,296
2,217	Xylem, Inc.	170,532
		1,809,899
Commercial & Professional Services: 2.9%
8,372	Interface, Inc.	210,974
5,212	Tetra Tech, Inc.	255,128
		466,102
Consumer Durables & Apparel: 5.1%
1,707	Carter's, Inc.	177,699
3,476	Deckers Outdoor Corp. (a)	312,944
3,531	lululemon Athletica, Inc. (a)	314,683
		805,326
Consumer Services: 0.9%
2,588	Papa John's International, Inc.	148,292

Diversified Financials: 3.6%
5,157	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	100,562
1,431	MSCI, Inc.	213,891
2,823	Stifel Financial Corp.	167,206
10,209	WisdomTree Investments, Inc.	93,617
		575,276
Energy: 2.5%
2,101	Core Laboratories NV	227,370
7,753	Superior Energy Services, Inc. (a)	65,358
5,836	Tallgrass Energy Partners LP	111,001
		403,729

Food & Staples Retailing: 1.7%
6,273	United Natural Foods, Inc. (a)	269,362

Food, Beverage & Tobacco: 1.0%
2,771	Lamb Weston Holdings, Inc.	161,328

Health Care Equipment & Services: 5.0%
6,535	Hologic, Inc. (a)	244,148
2,369	LHC Group, Inc. (a)	145,836
972	Nevro Corp. (a)	84,243
5,014	Omnicell, Inc. (a)	217,608
1,223	West Pharmaceutical Services, Inc.	107,979
		799,814
Household & Personal Products: 0.9%
2,758	Church & Dwight Co., Inc.	138,893

Insurance: 4.8%
2,261	Hanover Insurance Group, Inc.	266,549
3,463	Horace Mann Educators Corp.	148,043
2,230	Reinsurance Group of America, Inc.	343,421
		758,013
Materials: 5.9%
1,401	International Flavors & Fragrances, Inc.	191,811
3,894	Minerals Technologies, Inc.	260,703
11,687	Owens-Illinois, Inc. (a)	253,141
2,305	Sealed Air Corp.	98,631
2,676	Sonoco Products Co.	129,786
		934,072
Media: 0.9%
7,026	IMAX Corp. (a)	134,899

Pharmaceuticals, Biotechnology & Life Sciences: 4.9%
1,387	Alkermes PLC (a)	80,390
5,978	Cambrex Corp. (a)	312,648
3,773	Five Prime Therapeutics, Inc. (a)	64,820
441	Ligand Pharmaceuticals, Inc. (a)	72,836
3,811	Syneos Health, Inc. (a)	135,291
557	Waters Corp. (a)	110,648
		776,633
Real Estate: 6.0%
4,772	Acadia Realty Trust - REIT	117,391
7,431	Brandywine Realty Trust - REIT	118,004
1,270	Camden Property Trust - REIT	106,909
10,270	Forest City Realty Trust, Inc. - Class A - REIT	208,070
1,378	Jones Lang LaSalle, Inc.	240,654
4,321	LTC Properties, Inc. - REIT	164,198
		955,226
Retailing: 3.8%
4,236	LKQ Corp. (a)	160,756
7,192	Tailored Brands, Inc.	180,232
4,210	Tractor Supply Co.	265,314
		606,302
Semiconductors & Semiconductor Equipment: 1.1%
2,934	Maxim Integrated Products, Inc.	176,685

Software & Services: 8.4%
1,988	ANSYS, Inc. (a)	311,500
3,130	Blackbaud, Inc.	318,666
7,471	Convergys Corp.	168,994
2,840	LogMeIn, Inc.	328,162
4,184	Zendesk, Inc. (a)	200,288
		1,327,610

Technology Hardware & Equipment: 7.0%
1,755	F5 Networks, Inc. (a)	253,791
718	IPG Photonics Corp. (a)	167,567
1,945	Palo Alto Networks, Inc. (a)	353,056
950	Rogers Corp. (a)	113,563
6,047	Trimble, Inc. (a)	216,966
		1,104,943
Transportation: 2.2%
2,939	JB Hunt Transport Services, Inc.	344,304

Utilities: 4.4%
5,939	Aqua America, Inc.	202,282
4,322	Avista Corp.	221,503
1,599	ONE Gas, Inc.	105,566
2,874	Ormat Technologies, Inc.	162,036
		691,387
TOTAL COMMON STOCKS
(Cost $13,538,085)		15,016,077

SHORT-TERM INVESTMENTS: 5.4%
Money Market Funds: 5.4%
855,294	Invesco - Government & Agency Portfolio - Institutional Class - 1.540% (b)	855,294

TOTAL SHORT-TERM INVESTMENTS
(Cost $855,294)		855,294

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $14,393,379)		15,871,371
Liabilities in Excess of Other Assets: (0.1)%		(21,155)
TOTAL NET ASSETS: 100.0%		$15,850,216

(a)	Non-income producing security.
(b)	Seven-day yield as of March 31, 2018.
REIT	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by MSCI, Inc., an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Trillium Small/Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018.

	Level 1	Level 2	Level 3	Total
Common Stocks^	$15,016,077	$–	$–	$15,016,077
Short-Term Investments	855,294	-	-	855,294
Total Investments in Securities	$15,871,371	$–	$–	$15,871,371
^ See Schedule of Investments for industry breakout
The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period ended March 31, 2018. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                             Elaine E. Richards, President/Principal Executive Officer

Date                                                          May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                         May 29, 2018

By (Signature and Title)* /s/ Aaron J. Perkovich
                                              Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                         May 30, 2018

* Print the name and title of each signing officer under his or her signature.